Segment and Revenue by Geography and by Major Customer	12 Months Ended
Dec. 31, 2023
Segment and Revenue by Geography and by Major Customer [Abstract]
SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER

NOTE 14 - SEGMENT AND REVENUE BY GEOGRAPHY AND BY MAJOR CUSTOMER:

a.	For the purpose of evaluating financial performance and allocating resources, the CODM reviews financial information presented on a consolidated basis accompanied by disaggregated information about revenues, gross profit and operating loss by the two identified reportable segments, to make decisions about resources to be allocated to the segments and assess their performance. Assets information is not provided to the CODM and is not reviewed. Revenues and cost of goods sold are directly associated with the activities of a specific segment. Direct operating expenses, including general and administrative expenses, associated with the activities of a specific segment are charged to that segment. General and administrative expenses which cannot be attributed directly, are allocated evenly between segments. Other operating expenses are allocated to segments based on headcount ratio.

	Year ended December 31, 2023
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	57,411	26,750	84,161
Gross profit	44,262	8,330	52,592
Research and development expenses	25,620	22,551	48,171
Sales and marketing expenses	7,410	9,904	17,314
General and administrative expenses	7,062	6,962	14,024
Segment operating profit (loss)	4,170	(31,087)	(26,917)
Change in fair value of Forfeiture Shares			1,713
Financial income, net			5,637
Loss before taxes on income			(19,567)

Depreciation expenses	816	816	1,632
Stock-based compensation	6,928	8,098	15,026

	Year ended December 31, 2022
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	74,540	16,175	90,715
Gross profit	58,425	4,965	63,390
Research and development expenses	20,901	37,306	58,207
Sales and marketing expenses	7,290	9,669	16,959
General and administrative expenses	8,259	8,334	16,593
Segment operating profit (loss)	21,975	(50,344)	(28,369)
Change in fair value of Forfeiture Shares			2,907
Financial income, net			(1,770)
Loss before taxes on income			(27,232)

Depreciation expenses	641	736	1,377
Stock-based compensation	5,151	6,938	12,089

	Year ended December 31, 2021
	Audio-Video	Automotive	Consolidated
	U.S. dollars in thousands
Revenues	62,801	7,883	70,684
Gross profit	48,909	1,670	50,579
Research and development expenses	14,054	32,821	46,875
Sales and marketing expenses	6,944	7,270	14,214
General and administrative expenses	8,322	8,234	16,556
Segment operating profit (loss)	19,589	(46,655)	(27,066)
Change in fair value of Forfeiture Shares			(173)
Financial income, net			1,102
Loss before taxes on income			(26,137)

Depreciation expenses	371	728	1,099
Stock-based compensation	4,385	5,484	9,869

b.	Geographic Revenues

The following table shows revenue by geography, based on the customers’ “bill to” location:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Israel	3,086	2,803	1,670
China	9,578	9,609	15,574
Hong Kong	7,211	15,157	13,964
United States	7,330	17,494	10,842
Japan	7,445	9,238	7,669
Germany	8,347	6,724	3,361
Hungary	21,126	11,205	5,978
Other	20,038	18,485	11,626
	84,161	90,715	70,684

c.	Supplemental data - Major Customers:

The following table summarizes the significant customers’ (including distributors) accounts receivable and revenues as a percentage of total accounts receivable and total revenues, respectively:

	December 31
	2023	2022
Accounts Receivable	U.S. dollars in thousands
Customer A	19%	10%
Customer B	11%	0%
Customer C	11%	26%
Customer D	10%	7%
Customer E	0%	16%

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Revenues
Customer A	17%	7%	4%
Customer B	5%	10%	6%
Customer C	11%	12%	10%
Customer F	8%	10%	11%

d.	Long-lived assets by Geography:

	Year Ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Domestic (Israel)	4,419	5,827	2,259
Taiwan	296	184	199
China	176	225	210
USA	139	217	73
Singapore	72	124	-
Other	54	37	-
	5,156	6,614	2,741